INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES [abstract]
Disclosure of detailed information about income tax expense [Table Text Block]
	Twelve months	Seven months	Twelve months
	ended	ended	ended
	December 31,	December 31,	May 31,
	2021	2020	2020
Loss before income taxes	$(10,491,468)	$(4,258,786)	$(4,702,285)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory income tax rate	(2,832,696)	(1,149,872)	(1,269,617)
Difference between Canadian and foreign tax rate	(100,183)	(77,921)	(14,199)
Permanent differences	1,462,400	411,581	502,848
Changes in unrecognized deferred tax assets	1,210,869	410,685	403,257
Other adjustments	194,499	892,550	97,953
Total income tax expense (recovery)	$(65,111)	$487,023	$(279,758)

Current income tax expense (recovery)	$46,706	$181,315	$(98,695)
Deferred income tax expense (recovery)	$(111,817)	$305,708	$(181,063)

Disclosure of detailed information about deferred income tax asset (liability) [Table Text Block]
	As at
	December 31,	December 31,	May 31,
	2021	2020	2020
Deferred tax assets:
Mineral expenditures and capital assets	$1,046,832	$1,212,470	$1,181,258
Share issue costs	425,231	133,563	130,388
Non-capital losses and others	4,800,253	3,958,388	3,908,148
	6,272,316	5,304,421	5,219,794
Unrecognized deferred tax assets	(5,948,679)	(5,066,922)	(4,818,605)
Deferred tax liabilities	(791,705)	(748,857)	(907,480)
Net deferred income tax liabilities	$(468,068)	$(511,358)	$(506,291)

Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses [Table Text Block]
	Mineral expenditures and other capital assets	Share issue costs	Non-capital losses and others	Total
Expiry 2026 to 2040	$-	$1,574,928	$16,821,415	$18,396,343
No expiry date	3,670,148	-	4,769,171	8,439,319